SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE - Loans and Equity Investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)
Investment holdings
Unrealized securities holding gains (loss), net of tax		$ 2,369	¥ 16,449	¥ 68,069	¥ 28,458
Classification of the accumulated unrealized gain from other comprehensive income to other income		$ 9,783	¥ 67,921
HMIN
Investment holdings
American depositary shares acquired | shares				2,282,951
Payments to acquire available-for-sale securities				¥ 434,811
Percentage of equity interest acquired	4.70%
Available-for-sale securities	¥ 506,407			506,407
Unrealized securities holding gains (loss), net of tax				¥ 46,617
American depositary shares sold | shares		2,282,951	2,282,951
Classification of the accumulated unrealized gain from other comprehensive income to other income			¥ 67,921